Note 6 - Warrants (Details Textual) - USD ($)		6 Months Ended	12 Months Ended
	Jun. 01, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Public Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)		6,325,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)		1	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 11.50			$ 11.50
Class of Warrant or Right, Redemption Price Per Share (in dollars per share)		0.01	$ 0.01
Threshold Closing Price for Specified Number of Trading Days (in dollars per share)		$ 21.00	$ 21.00
Threshold Trading Days for Sale of Shares (Day)		20 days	20 days
Threshold Consecutive Trading Days for Sale of Shares (Day)		30 days	30 days
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		126,268	126,268		6,325,000
Warrants and Rights Outstanding			$ 1,279,182
Private Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)		556,313
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 11.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)					556,313
Pre-Funded Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 0.0001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	5,066,600		1,033,300	5,066,600
Proceeds from Issuance of Warrants	$ 19,000,000.0		$ 103
Investor Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	0.75
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 4.125
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	6,900,000
Proceeds from Issuance of Warrants			$ 98,378
Class of Warrant or Right, Exercised During Period (in shares)		0	23,849